Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Basic earnings per share
Net income	$ 3,577	$ 4,296	$ 11,925	$ 12,158
Dividends on preferred shares and distributions on other equity instruments	(60)	(56)	(184)	(192)
Net income attributable to non-controlling interests	(2)	(4)	(7)	(7)
Net income available to common shareholders	$ 3,517	$ 4,237	$ 11,738	$ 11,962
Weighted average number of common shares (in thousands)	1,396,381	1,424,614	1,409,292	1,424,278
Basic earnings per share (in dollars)	$ 2.52	$ 2.97	$ 8.33	$ 8.4
Diluted earnings per share
Net income available to common shareholders	$ 3,517	$ 4,237	$ 11,738	$ 11,962
Weighted average number of common shares (in thousands)	1,396,381	1,424,614	1,409,292	1,424,278
Stock options	1,680	1,987	2,039	1,596
Issuable under other share-based compensation plans	606	597	603	674
Average number of diluted common shares (in thousands)	1,398,667	1,427,198	1,411,934	1,426,548
Diluted earnings per share (in dollars)	$ 2.51	$ 2.97	$ 8.31	$ 8.39
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 3,575	$ 4,292	$ 11,918	$ 12,151
Dividends on preferred shares and distributions on other equity instruments	$ (58)	$ (55)	$ (180)	$ (189)